Trade Payables	12 Months Ended
Mar. 31, 2019
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Trade Payables

(14) Trade Payables

Trade payables are classified as financial liabilities measured at amortized cost.

Trade payables as of March 31, 2018 and 2019 consist of the following:

	Yen (millions)
	2018	2019
Trade accounts and notes payable	¥1,075,545	¥1,056,065
Other	149,082	128,817

Total	¥1,224,627	¥1,184,882